RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Net Amounts Recognized in Balance Sheet - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Net amount recognised in the balance sheet
Beginning Balance		£ 586	£ (114)
Net defined benefit pension charge		(396)	(334)
Actuarial gains (losses) on defined benefit obligation		1,641	(754)
Return on plan assets		(1,529)	1,223
Employer contributions		827	567
Transfer of subsidiary	[1]	(9)
Exchange and other adjustments		26	(2)
Ending Balance		1,146	586
The Bank [member]
Net amount recognised in the balance sheet
Beginning Balance		633	(23)
Net defined benefit pension charge		(193)	(162)
Actuarial gains (losses) on defined benefit obligation		760	(430)
Return on plan assets		(983)	857
Employer contributions		451	396
Transfer of subsidiary	[1]
Exchange and other adjustments		(1)	(5)
Ending Balance		£ 667	£ 633

[1]	Prior to the disposal of the Scottish Widows Group, its subsidiary Scottish Widows Services Limited transferred to the direct ownership of the Bank; this subsidiary is the participating employer in the Scottish Widows Retirement Benefits Scheme.